Subsequent Events (Details) (USD $)	0 Months Ended	6 Months Ended	12 Months Ended				0 Months Ended			1 Months Ended							2 Months Ended	3 Months Ended			3 Months Ended	0 Months Ended		3 Months Ended	1 Months Ended			1 Months Ended		0 Months Ended	1 Months Ended	0 Months Ended	2 Months Ended	0 Months Ended		1 Months Ended
	Jan. 15, 2013	Jun. 30, 2013	Dec. 31, 2011	Dec. 31, 2012	Nov. 30, 2012 Secured Loan One [Member]	Nov. 30, 2012 Secured Loan Two [Member]	Jul. 02, 2013 Subsequent Event [Member] Agreements	Jan. 15, 2013 Subsequent Event [Member]	Jul. 31, 2013 Subsequent Event [Member]	Jul. 31, 2013 Steven Girgenti [Member] Subsequent Event [Member]	Jan. 31, 2013 Steven Girgenti [Member] Subsequent Event [Member]	Jan. 31, 2013 Dr Oscar Bronsther [Member] Subsequent Event [Member]	Jul. 31, 2013 Alvaro Pasual Leone [Member] Subsequent Event [Member]	Jan. 31, 2013 Alvaro Pasual Leone [Member] Subsequent Event [Member]	Jul. 31, 2013 Josef Zihl [Member] Subsequent Event [Member]	Jan. 31, 2013 Josef Zihl [Member] Subsequent Event [Member]	Aug. 31, 2013 Fountainhead [Member] Subsequent Event [Member]	Mar. 31, 2013 Fountainhead [Member] Subsequent Event [Member]	Mar. 31, 2013 Fountainhead [Member] Subsequent Event [Member] Secured Loan One [Member]	Mar. 31, 2013 Fountainhead [Member] Subsequent Event [Member] Secured Loan Two [Member]	Mar. 31, 2013 Peter Zachariou [Member] Subsequent Event [Member]	Jun. 30, 2012 GreenBridge Capital Partners [Member]	Jun. 03, 2011 GreenBridge Capital Partners [Member]	Mar. 31, 2013 GreenBridge Capital Partners [Member] Subsequent Event [Member]	Jan. 31, 2013 Kenneth T Coviello [Member] Subsequent Event [Member]	Jan. 01, 2013 Kenneth T Coviello [Member] Subsequent Event [Member]	Oct. 12, 2012 Kenneth T Coviello [Member] Subsequent Event [Member]	Nov. 30, 2012 Heather Vinas [Member] Subsequent Event [Member]	Nov. 30, 2012 Del Mar Consulting [Member]	Aug. 09, 2013 Del Mar Consulting [Member] Subsequent Event [Member]	Nov. 30, 2012 Alex Partners, LLC [Member]	Aug. 09, 2013 Alex Partners, LLC [Member] Subsequent Event [Member]	Aug. 31, 2013 Craig Kirsch [Member] Subsequent Event [Member]	Jul. 02, 2013 Advisory Agreement [Member] Subsequent Event [Member]	Jul. 02, 2013 Placement Agent Agreement [Member] Subsequent Event [Member]	Jul. 31, 2013 Scientific Advisory Board [Member] Subsequent Event [Member] Issuance of Equity [Member]
Subsequent Events (Textual)
Shares issued for services, value										$ 5,000	$ 5,000	$ 5,000	$ 1,563		$ 3,125								$ 103,334						$ 157,500		$ 105,000
Shares issued for services, shares										2,155	1,482	1,482	659		1,319															7,200		4,800				15,000
Shares issued on conversion of Preferred C stock, shares									7,408
Common stock issuance for conversion of debt, shares														926		926
Common stock issuance for conversion of debt			41,190											3,125		3,125
Common Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001				$ 0.0001
Number of agreements							2
Reverse stock split , shares converted	1 for 150							1 for 150 share
Number of common shares prior to reverse split	892,749,897							892,749,897
Reduction in number of shares as of stock split	5,951,744							5,951,744
Number of common shares issued for round up of partial shares	66							79
Loan amount					$ 1,016,362	$ 300,000											$ 90,000	$ 130,000	$ 1,016,362	$ 300,000	$ 145,000												$ 10,000
Secured loan notes, interest rate		6.00%															6.00%	6.00%			6.00%												6.00%
Stock returned to company and retired, shares																						34,445		34,445
Warrant issued to purchase maximum common stock, shares																											109,668	54,834
Warrant issued to purchase maximum common stock, per share price																											$ 0.87	$ 0.87
Option exercise related to warrants																										27,417
Option exercise related to warrants on monthly basis																									9,139			4,570
Option exercise period related to warrant																									9 months
Description of agreement																																		The broker-dealer is engaged on a non-exclusive basis to provide financial advisory services to the Company for at least ninety (90) days and thereafter until either party terminates the arrangement.	The Company engaged a broker-dealer as its exclusive placement agent until the later of (i) 90 days from the date of execution of the Agreement or (ii) the end of the offering period of any securities financing undertaken by the Company in connection with the Placement Agent Agreement.
Restricted shares of common stock issuable under the agreement																																		60,000
Restricted shares of common stock issuable on date of execution																																		15,000
Additional shares issued on monthly basis from 7th month onwards																																		7,500